Related Parties (Details) - USD ($)			3 Months Ended	7 Months Ended	12 Months Ended
	Jan. 03, 2018	Apr. 15, 2013	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 07, 2020	Apr. 05, 2019
Related Parties (Details) [Line Items]
Management fee					$ 0
Total management fees					981,389	$ 253,022
Initial principal amount								$ 714,286
Principal amount							$ 56,900
Advanced amount						56,900
Accrued interest			$ 25,159	$ 25,159		25,159
Asien [Member]
Related Parties (Details) [Line Items]
Expensed management fees				178,022	300,000
Cabinet [Member]
Related Parties (Details) [Line Items]
Expensed management fees			75,000		345,556
Wolo [Member]
Related Parties (Details) [Line Items]
Expensed management fees					235,833
Manager received fee					$ 110,000
Advances [Member]
Related Parties (Details) [Line Items]
Advances from related parties			118,834	118,834		118,834
Management Services Agreement [Member]
Related Parties (Details) [Line Items]
Description of management fee		On April 15, 2013, the Company and 1847 Partners LLC (the “Manager”) entered into a management services agreement, pursuant to which the Company is required to pay the Manager a quarterly management fee equal to 0.5% of its adjusted net assets for services performed (the “Parent Management Fee”).
Promissory Note [Member]
Related Parties (Details) [Line Items]
Repayment, description					Pursuant to the offsetting management services agreements, 1847 Neese appointed the Manager to provide certain services to it for a quarterly management fee equal to $62,500, Goedeker appointed the Manager to provide certain services to it for a quarterly management fee equal to $62,500, 1847 Asien appointed the Manager to provide certain services to it for a quarterly management fee equal to the greater of $75,000 or 2% of adjusted net assets (as defined in the management services agreement), 1847 Cabinet appointed the Manager to provide certain services to it for a quarterly management fee equal to the greater of $75,000 or 2% of adjusted net assets (as defined in the management services agreement), which was increased to $125,000 or 2% of adjusted net assets on October 8, 2021, and 1847 Wolo appointed the Manager to provide certain services to it for a quarterly management fee equal to the greater of $75,000 or 2% of adjusted net assets (as defined in the management services agreement); provided, however, in each case that (i) pro rated payments shall be made in the first quarter and the last quarter of the term, (ii) if the aggregate amount of management fees paid or to be paid by such subsidiaries, together with all other management fees paid or to be paid by all other subsidiaries of the Company to the Manager, in each case, with respect to any fiscal year exceeds, or is expected to exceed, 9.5% of the Company’s gross income with respect to such fiscal year, then the management fee to be paid by such subsidiaries for any remaining fiscal quarters in such fiscal year shall be reduced, on a pro rata basis determined by reference to the management fees to be paid to the Manager by all of the subsidiaries of the Company, until the aggregate amount of the management fee paid or to be paid by such subsidiaries, together with all other management fees paid or to be paid by all other subsidiaries of the Company to the Manager, in each case, with respect to such fiscal year, does not exceed 9.5% of the Company’s gross income with respect to such fiscal year, and (iii) if the aggregate amount the management fee paid or to be paid by such subsidiaries, together with all other management fees paid or to be paid by all other subsidiaries of the Company to the Manager, in each case, with respect to any fiscal quarter exceeds, or is expected to exceed, the Parent Management Fee with respect to such fiscal quarter, then the management fee to be paid by such subsidiaries for such fiscal quarter shall be reduced, on a pro rata basis, until the aggregate amount of the management fee paid or to be paid such subsidiaries, together with all other management fees paid or to be paid by all other subsidiaries of the Company to the Manager, in each case, with respect to such fiscal quarter, does not exceed the Parent Management Fee calculated and payable with respect to such fiscal quarter.
Initial principal amount	$ 50,000
Additional advances, description	The note provided that the Company could request additional advances from the Manager up to an aggregate additional amount of $150,000.
Fixed annual interest rate					8.00%
Manager [Member]
Related Parties (Details) [Line Items]
Advances from related parties			$ 71,358	$ 71,358	$ 74,927	$ 71,358